Schedule of Investments
PRIMECAP Odyssey Growth Fund
January 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.8%
	Communication Services - 5.1%
1,016,100	Alphabet, Inc. - Class A (a)	$100,431,324
840,800	Alphabet, Inc. - Class C (a)	83,970,696
605,000	Baidu, Inc. - ADR (a)	81,481,400
135,051	comScore, Inc. (a)	164,762
89,900	Electronic Arts, Inc.	11,568,332
374,500	IMAX Corp. (a)	6,366,500
64,720	Live Nation Entertainment, Inc. (a)	5,209,313
75,100	Meta Platforms, Inc. - Class A (a)	11,187,647
10,000	Netflix, Inc. (a)	3,538,600
550,000	Nintendo Co. Ltd. - JPY	23,846,793
191,300	Trade Desk, Inc. (The) - Class A (a)	9,698,910
247,700	Walt Disney Co. (The) (a)	26,872,973
		364,337,250

	Consumer Discretionary - 11.1%
1,161,400	Alibaba Group Holding Ltd. - ADR (a)	127,986,280
499,498	Bath & Body Works, Inc.	22,981,903
132,500	Brinker International, Inc. (a)	5,228,450
75,600	Burlington Stores, Inc. (a)	17,375,148
506,000	Capri Holdings Ltd. (a)	33,643,940
706,030	CarMax, Inc. (a)	49,739,813
1,179,346	Carnival Corp. (a)	12,760,524
118,300	Dollar Tree, Inc. (a)	17,766,294
31,400	DoorDash, Inc. - Class A (a)	1,818,688
134,000	eBay, Inc.	6,633,000
1,801,124	Entain PLC - GBP	33,213,945
76,143	Flutter Entertainment PLC - GBP (a)	11,814,027
1,104,358	iRobot Corp. (a)	49,696,110
78,400	Las Vegas Sands Corp. (a)	4,625,600
247,900	Leslie’s, Inc. (a)	3,839,971
36,600	Marriott International, Inc. - Class A	6,374,988
3,165,100	Mattel, Inc. (a)	64,757,946
88,800	MGM Resorts International	3,677,208
633,800	Norwegian Cruise Line Holdings Ltd. (a)	9,640,098
75,700	Ollie’s Bargain Outlet Holdings, Inc. (a)	4,145,332
3,400	O’Reilly Automotive, Inc. (a)	2,693,990
108,300	Ross Stores, Inc.	12,799,977
611,571	Royal Caribbean Cruises Ltd. (a)	39,715,421
1,032,277	Sony Group Corp. - ADR	92,347,500
512,700	Tesla, Inc. (a)	88,809,894
184,400	TJX Cos., Inc. (The)	15,094,984
265,099	Victoria’s Secret & Co. (a)	11,173,923
1,101,488	Xometry, Inc. - Class A (a)	38,574,110
		788,929,064

	Consumer Staples - 0.2%
154,500	Altria Group, Inc.	6,958,680
93,900	BJ’s Wholesale Club Holdings, Inc. (a)	6,804,933
		13,763,613

	Energy - 3.3%
645,000	Coterra Energy, Inc.	16,144,350
97,500	EOG Resources, Inc.	12,894,375
378,821	Hess Corp.	56,883,762
414,200	Pioneer Natural Resources Co.	95,410,970
1,900,000	Southwestern Energy Co. (a)	10,488,000
6,291,104	Transocean Ltd. (a)	42,402,041
		234,223,498

	Financials - 7.8%
276,500	Bank of America Corp.	9,810,220
371,500	Citigroup, Inc.	19,399,730
96,600	CME Group, Inc. - Class A	17,065,356
161,000	Discover Financial Services	18,793,530
12,260	Evercore, Inc. - Class A	1,591,471
158,800	JPMorgan Chase & Co.	22,225,648
117,560	MarketAxess Holdings, Inc.	42,774,206
559,500	Morgan Stanley	54,456,135
551,730	Northern Trust Corp.	53,501,258
1,663,125	Raymond James Financial, Inc.	187,550,606
100,000	Tradeweb Markets, Inc. - Class A	7,454,000
2,464,030	Wells Fargo & Co.	115,489,086
		550,111,246

	Health Care - 32.9%
170,718	Abbott Laboratories	18,872,875
130,900	Agilent Technologies, Inc.	19,907,272
62,860	Alcon, Inc.	4,727,701
391,900	Alkermes PLC (a)	11,224,016
664,920	Amgen, Inc.	167,825,808
2,265,600	AstraZeneca PLC - ADR	148,102,272
692,327	BeiGene Ltd. - ADR (a)	177,235,712
780,050	Biogen, Inc. (a)	226,916,545
1,675,896	BioMarin Pharmaceutical, Inc. (a)	193,314,604
346,400	BioNTech SE - ADR	49,677,224
826,300	Boston Scientific Corp. (a)	38,216,375
205,492	Bridgebio Pharma, Inc. (a)	1,906,966
1,102,580	Bristol-Myers Squibb Co.	80,102,437
216,920	CVS Health Corp.	19,136,682
55,000	Edwards Lifesciences Corp. (a)	4,218,500
2,931,471	Elanco Animal Health, Inc. (a)	40,249,097
1,150,678	Eli Lilly & Co.	396,005,834
97,766	Enovis Corp. (a)	6,154,370
2,138,090	FibroGen, Inc. (a)	50,458,924
157,000	GSK PLC - ADR	5,535,820
53,800	Guardant Health, Inc. (a)	1,690,934
67,830	Illumina, Inc. (a)	14,529,186
380,583	Insulet Corp. (a)	109,349,107
22,860	IQVIA Holdings, Inc. (a)	5,244,313
918,670	LivaNova PLC (a)	51,629,254
26,300	Merck & Co., Inc.	2,824,883
4,619,016	Nektar Therapeutics (a)	12,563,723
42,224	Neurocrine Biosciences, Inc. (a)	4,683,908
745,836	Novartis AG - ADR	67,587,658
26,540	Omnicell, Inc. (a)	1,472,174
136,500	OraSure Technologies, Inc. (a)	761,670
64,920	PerkinElmer, Inc.	8,928,448
163,900	QIAGEN N.V. - EUR (a)	7,995,521
1,891,272	Rhythm Pharmaceuticals, Inc. (a)	51,726,289
115,054	Roche Holding AG - CHF	35,916,454
901,200	Seagen, Inc. (a)	125,699,376
81,080	Siemens Healthineers AG - EUR	4,348,193
134,980	Thermo Fisher Scientific, Inc.	76,983,143
1,346,923	Xencor, Inc. (a)	44,340,705
310,110	Zimmer Biomet Holdings, Inc.	39,489,407
		2,327,553,380

	Industrials - 14.0%
2,800,022	AECOM	244,357,920
300,599	Airbus SE - EUR	37,684,705
2,434,261	American Airlines Group, Inc. (a)	39,288,972
60,000	AMETEK, Inc.	8,695,200
90,000	Carrier Global Corp.	4,097,700
208,700	Curtiss-Wright Corp.	34,602,460
1,326,500	Delta Air Lines, Inc. (a)	51,866,150
97,765	ESAB Corp.	5,651,795
211,000	FedEx Corp.	40,904,460
112,600	General Dynamics Corp.	26,242,556
53,000	IDEX Corp.	12,703,040
54,700	J.B. Hunt Transport Services, Inc.	10,341,035
917,894	Jacobs Solutions, Inc.	113,405,804
624,300	JetBlue Airways Corp. (a)	4,994,400
320,801	Lyft, Inc. - Class A (a)	5,213,016
9,200	Old Dominion Freight Line, Inc.	3,065,808
17,200	Saia, Inc. (a)	4,691,816
809,363	Siemens AG - EUR	126,426,258
2,472,060	Southwest Airlines Co.	88,425,586
274,900	Textron, Inc.	20,026,465
11,400	TransDigm Group, Inc.	8,182,350
133,500	Uber Technologies, Inc. (a)	4,129,155
55,500	Union Pacific Corp.	11,332,545
1,777,290	United Airlines Holdings, Inc. (a)	87,016,118
		993,345,314

	Information Technology - 22.8%
176,700	Adobe, Inc. (a)	65,439,078
469,800	Altair Engineering, Inc. - Class A (a)	24,946,380
229,670	Analog Devices, Inc.	39,381,515
326,600	Applied Materials, Inc.	36,412,634
52,000	ASML Holding N.V. - ADR	34,363,680
5,112,443	BlackBerry Ltd. (a)	21,727,883
630,300	Cisco Systems, Inc.	30,676,701
47,700	Dell Technologies, Inc. - Class C	1,937,574
518,400	Descartes Systems Group, Inc. (The) (a)	37,853,568
6,311,129	Flex Ltd. (a)	147,364,862
621,818	FormFactor, Inc. (a)	17,497,959
5,000	Fortinet, Inc. (a)	261,700
1,985,400	Hewlett Packard Enterprise Co.	32,024,502
523,236	HP, Inc.	15,247,097
2,444,600	Intel Corp.	69,084,396
14,400	Intuit, Inc.	6,086,448
540,000	Jabil, Inc.	42,460,200
60,925	Keysight Technologies, Inc. (a)	10,926,899
278,654	KLA Corp.	109,366,122
1,611,100	L.M. Ericsson Telephone Co. - ADR	9,296,047
409,600	MaxLinear, Inc. (a)	16,875,520
2,387,700	Micron Technology, Inc.	143,978,310
479,500	Microsoft Corp.	118,824,895
788,111	NetApp, Inc.	52,196,592
551,300	Nutanix, Inc. - Class A (a)	15,364,731
73,500	NVIDIA Corp.	14,359,695
364,100	Oracle Corp.	32,208,286
50,000	OSI Systems, Inc. (a)	4,735,500
36,610	Palo Alto Networks, Inc. (a)	5,807,810
25,600	PayPal Holdings, Inc. (a)	2,086,144
308,250	QUALCOMM, Inc.	41,061,982
39,400	Salesforce, Inc. (a)	6,618,018
1,633,300	Splunk, Inc. (a)	156,421,141
1,682,799	Stratasys Ltd. (a)	24,114,510
142,600	Teradyne, Inc.	14,502,420
449,195	Texas Instruments, Inc.	79,601,846
359,790	Trimble, Inc. (a)	20,889,407
270,366	Universal Display Corp.	35,831,606
193,800	Visa, Inc. - Class A	44,614,698
23,000	VMware, Inc. - Class A (a)	2,816,810
26,000	Western Digital Corp. (a)	1,142,700
8,150	WEX, Inc. (a)	1,507,505
321,500	Wolfspeed, Inc. (a)	24,758,715
		1,612,674,086

	Materials - 0.6%
157,950	Albemarle Corp.	44,455,028

	TOTAL COMMON STOCKS
	(Cost $3,616,541,669)	$6,929,392,479

	RIGHTS - 0.0%
	Health Care - 0.0%
387,250	ABIOMED, Inc. - CVR (Issue Date 12/23/22) (a) (b) (c)	394,995
4,207,543	Epizyme, Inc. - CVR (Issue Date 8/15/22) (a) (b) (c)	84,151
		479,146

	TOTAL RIGHTS
	(Cost $0)	479,146

Shares		Value
	SHORT-TERM INVESTMENTS - 2.9%
209,349,567	Dreyfus Treasury Securities Cash Management Fund - Institutional Shares - 4.23% (d)	$209,349,567
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $209,349,567)	209,349,567
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $3,825,891,236) - 100.7%	7,139,221,192
	Liabilities in Excess of Other Assets - (0.7)%	(52,529,894)
	TOTAL NET ASSETS - 100.0%	$7,086,691,298

ADR	American Depository Receipt
CHF	Swiss Francs
CVR	Contingent Value Rights
EUR	Euros
GBP	British Pound Sterling
JPY	Japanese Yen
(a)	Non-Income Producing
(b)	Illiquid security
(c)	Fair-valued security
(d)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. Pursuant to those procedures, the Board of Trustees has designated the Investment Advisor as the Fund’s valuation designee responsible for determining whether market quotations are readily available and reliable, and making good faith determinations of fair value when appropriate. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the significant assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of January 31, 2023. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Growth Fund	Common Stocks(1)	$6,648,146,583	$281,245,896	$-	$6,929,392,479
	Rights(2)	-	-	479,146	479,146
	Short-Term Investments	209,349,567	-	-	209,349,567
	Total Investments in Securities	$6,857,496,150	$281,245,896	$479,146	$7,139,221,192

(1) Refer to the Fund’s Schedule of Investments for the breakdown of major categories.
(2) Health Care

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	ABIOMED, Inc. - CVR (Issue Date 12/23/22)

				Growth Fund
Balance at October 31, 2022				$-
Purchases (Received)				394,995
Sales (Proceeds)				-
Realized Gain (Loss)				-
Change in Unrealized Appreciation/Depreciation				-
Balance at January 31, 2023				$394,995

During the period ended January 31, 2023, the Fund determined the fair value of ABIOMED, Inc. (“ABIOMED”) CVR considering available information, including the value of ABIOMED stock prior to the issuance of the CVR. The likelihood of receiving payments pursuant to an agreement will depend on achievement of certain milestones.

	Epizyme, Inc. - CVR (Issue Date 8/15/22)

				Growth Fund
Balance at October 31, 2022				$84,151
Purchases (Received)				-
Sales (Proceeds)				-
Realized Gain (Loss)				-
Change in Unrealized Appreciation/Depreciation				-
Balance at January 31, 2023				$84,151

During the period ended January 31, 2023, the Fund determined the fair value of Epizyme, Inc. (“Epizyme”) CVR considering available information, including the value of Epizyme stock prior to the issuance of the CVR. The likelihood of receiving payments pursuant to an agreement will depend on achievement of certain milestones.